SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.                                              [ ]
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Post-Effective Amendment No.      11     (File No. 333-101051)           [X]
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            20        (File No. 811-07511)         [X]
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                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
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                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
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(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-2237
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     Eric Marhoun, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on Oct. 3, 2005 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 11 to this Registration Statement 333-101051 on Form N-4 is to supplement the prospectuses and Statement of Additional Information for American Express Innovations(R) Variable Annuity, American Express Innovations(SM) Select Variable Annuity, and RiverSource Endeavor Select(SM) Variable Annuity.

The Prospectuses relating to the above-listed variable annuities filed electronically as Post-Effective Amendment No. 9 to Registration Statement 333-101051 filed on or about April 27, 2005 and declared effective on April 29, 2005 and as Post-Effective Amendment No. 10 to Registration Statement No. 333-101051 filed on or about May 25, 2005, are incorporated by reference into Part A of Post-Effective Amendment No. 11 to this Registration Statement.

The Combined Statement of Additional Information relating to the above-listed variable annuities filed electronically as Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 on or about April 27, 2005 and declared effective April 30, 2005 and as Post-Effective Amendment No. 10 to Registration Statement No. 333-101051 filed on or about May 25, 2005, is incorporated by reference into Part B of Post-Effective Amendment No. 11 to this Registration Statement.

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                    Prospectus Form #         SAI Form #               (Date)
RiverSource Endeavor Select(SM) Variable Annuity                     273480 D             S-6314 2 C              6/20/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                 Minimum             Maximum
Total expenses before fee waivers and/or expense reimbursements                  0.55%(1)              1.49%

Total annual operating expenses for the AXP(R) Variable Portfolio funds

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                              Management  Distribution    Other
Fund (Old Name / New Name)                                                       fees     (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%          0.08%      0.72%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%          0.11%      0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%          0.15%      0.85%(1),(2)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%          0.09%      0.84%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.53%        0.13%          0.07%      0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.94%        0.13%          0.20%      1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.29%        0.13%          0.13%      0.55%(1),(2)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

273480-25M A (10/05)

* Valid until further notice

Destroy 5/06

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                    Prospectus Form #         SAI Form #              (Date)
American Express Innovations(R) Select Variable Annuity               45313 C             S-6314 2 C              4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Centurion Life Assurance Company, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------- --------------------------------
Old Annuity Name                   New Annuity Name
---------------------------------- --------------------------------
American Express Innovations(R)    RiverSource Innovations
Select Variable Annuity            Select(SM) Variable Annuity
---------------------------------- --------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum             Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)            2.86%(1)

Total annual operating expenses for the AXP(R) Variable Portfolio funds

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund (Old Name / New Name)                                                   Management   Distribution    Other
                                                                                fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%          0.08%      0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%          0.10%      0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%          0.11%      0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%          0.15%      0.85%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%          0.18%      0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%          0.09%      0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                  0.64%        0.13%          0.80%      1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.65%        0.13%          0.08%      0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                       0.63%        0.13%          2.10%      2.86%(1),(2)

45313-25M A (10/05)

* Valid until further notice

Destroy 5/06

Total annual operating expenses for the AXP(R) Variable Portfolio funds

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund (Old Name / New Name)                                                   Management   Distribution    Other
                                                                                fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.53%        0.13%          0.07%      0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                          0.81%        0.13%          1.03%      1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.94%        0.13%          0.20%      1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.29%        0.13%          0.13%      0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.61%        0.13%          0.10%      0.84%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.11%        0.13%          0.41%      1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.75%        0.13%          0.12%      1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.99%for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

Guarantor(SM) Withdrawal Benefit Rider

The statement "We limit the cumulative amount of purchaase payments to $100,000" is replaced with "We reserve the right to limit cumulative amount of purchase payments, subject to state restrictions".

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     --2--

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                    Prospectus Form #         SAI Form #               (Date)
American Express Innovations(R) Variable Annuity                      45282 E             S-6314 2 C              4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Centurion Life Assurance Company, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

-------------------------------------- -------------------------------------
Old Annuity Name                       New Annuity Name
-------------------------------------- -------------------------------------
American Express Innovations(R)        RiverSource Innovations(SM)
Variable Annuity                       Variable Annuity
-------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum             Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)              1.35%

Total annual operating expenses for the AXP(R) Variable Portfolio funds

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution    Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%          0.08%      0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%          0.10%      0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%          0.11%      0.88%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%          0.18%      0.86%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.53%        0.13%          0.07%      0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.94%        0.13%          0.20%      1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.29%        0.13%          0.13%      0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.61%        0.13%          0.10%      0.84%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

45282-25M A (10/05)

* Valid until 5/06

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                      --2--

PART C.

Item 24. Financial Statements and Exhibits

     (a) Financial Statements filed as Item 24a in Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 filed on or about April 27, 2005 and as Item 24a in Post-Effective Amendment No. 10 to Registration Statement No. 333-101051 filed on or about May 25, 2005, are incorporated by reference herein.

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866) filed electronically as
     Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.1 Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

5.2 Form of Variable Annuity Application (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4  Form of Variable Annuity Application (273635-NY) filed electronically as
     Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance
     Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust and American Centurion Life Assurance Company and Massachusetts Financial Services Company, dated February 1, 2003, filed electronically as Exhibit
     8.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about April 24, 2003 is incorporated by reference.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource Endeavor Select(SM) Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for American Express Innovations(SM) Select Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Auditors for American Express Innovations(SM) Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed electronically as Exhibit 13 to Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 is incorporated herein by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed as Exhibit 13.1 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*                  Positions and Offices with Depositor
------------------------------- -------------------------------------------- ------------------------------------------
Gumer C. Alvero                 1765 Ameriprise Financial Center             Director, Vice President
                                Minneapolis, MN 55474                        Annuities

Timothy V. Bechtold             249 Ameriprise Financial Center              Director, President and Chief
                                Minneapolis, MN 55474                        Executive Officer

Walter S. Berman                AMEX Tower W.F.C.                            Vice President and Treasurer
                                200 Vesey St.
                                New York, NY

Maureen A. Buckley              20 Madison Ave. Extension                    Director, Vice President, Chief
                                P.O. Box 5555                                Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                       Officer and Money Laundering
                                                                             Prevention Officer

Rodney P. Burwell               Xerxes Corporation                           Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn                    Director
                                2 Wall Street
                                New York, NY  10005-2072

Ronald L. Guzior                Bollam, Sheedy, Torani                       Director
                                & Co. LLP CPA's
                                26 Computer Drive West
                                Albany, NY 12205

Lorraine R. Hart                257 Ameriprise Financial Center              Vice President-Investments
                                Minneapolis, MN
55474

Paul R. Johnston                50605 Ameriprise Financial Center            Secretary
                                Minneapolis, MN 55474

Michelle M. Keeley              257 Ameriprise Financial Center              Vice President - Investments
                                Minneapolis, MN 55474

Jean B. Keffeler                3820 Grand Way Apt. 409                      Director
                                Saint Louis Park, MN  55416

Eric L. Marhoun                 50605 Ameriprise Financial Center            General Counsel
                                Minneapolis, MN  55474

Thomas R. McBurney              4900 IDS Center                              Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Mary Ellyn Minenko              50607 Ameriprise Financial Center            Counsel and Assistant Secretary
                                Minneapolis, MN 55474

Thomas W. Murphy                264 Ameriprise Financial Center              Vice President - Investments
                                Minneapolis, MN 55474

B. Roger Natarajan                                                           Vice President and Chief Actuary

Thomas V. Nicolosi              Suite 220                                    Director
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Scott R. Plummer                                                             38a-1 Chief Compliance Officer

David K. Stewart                                                             Vice President and Controller

Heather M. Somers                                                            Assistant General Counsel

Michael R. Woodward             32 Ellicot St.                               Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services, Inc.                                                         Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contract owners

         As of March 31, 2005, there were 1,304 nonqualified and qualified contracts in the ACL Variable Annuity Account 2.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free Income Trust; World Trust;  Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Riversource Investments

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Treasurer

         Walter S. Berman                               Director

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         625 Kenmor Ave South East                      Greater Michigan
         Suite 301
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

        Laura C. Gagnon                                 Vice President - Investor Relations

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Martin T. Griffin                              Vice President and National Sales
                                                        Manager External Channel

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

        Kelli A. Hunter                                 Executive Vice President -
                                                        Human Resources

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Gregory C. Johnson                             Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Neysa A. Alecu                                 Money Laundering Prevention
                                                        Officer

         Benji Orr                                      Deputy Money Laundering
                                                        Prevention Officer

         Robert Whalen                                  Group Vice President -
         939 West North Ave                             Chicago Metro
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Jeffrey McGregor                               Vice President and National
                                                        Sales Manager for Distribution

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Jeryl A. Millner                               Senior Vice President

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 100                                      Carolinas
         5511 Capital Center Drive
         Raleigh, NC  27606

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Martin S. Solhaug                              Vice President - International
                                                        Comp and Benefits

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President and Controller

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         601 108th Ave North East                        Pacific Northwest
         Suite 1800
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer - Asset
                                                        Management and Insurance

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         John Woerner                                   Senior Vice President - Strategic
                                                        Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.



Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express     $1,741,134          None             None          None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of September, 2005.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                                       (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of September, 2005.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Chief Executive Officer)

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley               Officer and Money Laundering Prevention
                                     Officer

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                Director
    ----------------------
    Ronald L. Guzior

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ David K. Stewart**               Vice President and Controller
    ----------------------           (Principal Accounting Officer)
    David K. Stewart                 (Principal Financial Officer)

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward


 * Signed pursuant to Power of Attorney, dated April 13, 2005, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 9
     to Registration Statement No. 333-101051 filed on or about April 27, 2005, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051, filed on or about November 3, 2004, by:



By: /s/ Eric Marhoun
    -------------------------------------
        Eric Marhoun
        General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO
                     REGISTRATION STATEMENT NO. 333-101051

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
             RiverSource Endeavor Select(SM) Variable Annuity
             American Express Innovations(SM) Select Variable Annuity American Express Innovations(SM) Variable Annuity

         filed electronically as Part A to Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 filed on or about April 27, 2005, and Post-Effective Amendment No. 10 to Registration Statement No. 333-101051 filed on or about May 25, 2005, are incorporated by reference.

         The Supplements for:
             RiverSource Endeavor Select(SM) Variable Annuity
             American Express Innovations(SM) Select Variable Annuity American Express Innovations(SM) Variable Annuity

Part B.

         Combined Statement of Additional Information for:
             ACL Variable Annuity Account 2 -
             RiverSource Endeavor Select(SM) Variable Annuity
             American Express Innovations(SM) Select Variable Annuity American Express Innovations(SM) Variable Annuity

         filed electronically as Part B to Post-Effective Amendment No. 9 to Registration Statement No. 333-101051 filed on or about April 27, 2005, and Post-Effective Amendment No. 10 to Registration Statement No. 333-101051 filed on or about May 25, 2005, are incorporated by reference.



Part C.

         Other Information.

         The signatures.

         Exhibits